Disclosure of information on segments	12 Months Ended
Dec. 31, 2025
Disclosure of information on segments
Disclosure of information on segments

32.Disclosure of information on segments

Management has determined its operating segments based on reports that the Group’s Chief Operating Decision Maker (CODM) uses for making decisions. The Group is organized into business units based on its products and services, activities and geographic locations. The broad categories of the Group’s business units are the following:

-	Production and sale of minerals (mining units in operation).
-	Construction, development and exploration projects.
-	Energy generation and transmission services.
-	Rental of mining concessions (until July 2024).
-	Holding of investment in shares.
-	Industrial activities.
-	Purchase and sale of mineral (Trading).

The accounting policies used by the Group in reporting segments internally are the same as those contained in the notes of the consolidated financial statements.

The CODM monitors the operating results of the business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and Net profit or loss and is measured consistently with profit or loss in the Group’s consolidated financial statements.

Corporate information mainly includes the following:

In the segment information of profit or loss -

-

Administrative expenses, other income (expenses), exchange gain (loss), finance costs and income and income tax that cannot be directly allocated to the operational mining units owned by the Parent company (Orcopampa, Julcani, Uchucchacua/Yumpag and Tambomayo).

-	Exploration activities in non-operating areas, carried out directly by the Parent company and not by the consolidated separate legal entities.
-	Participation in subsidiaries and associate companies of the Company, which are accounted for using the equity method.

In the segment information of assets and liabilities -

-

Investments in Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A., associate companies that are directly owned by the Parent company and are accounted for using the equity method; see note 10 to the consolidated financial statements.

-

Assets and liabilities of the operational mining units owned directly by the Parent company since this is the way the CODM analyzes the business. Assets and liabilities of other operating segments are allocated based on the assets and liabilities of the legal entities included in those segments.

Adjustments and eliminations mainly include the following:

In the segment information of consolidated statements of profit or loss –

-

The elimination of any profit or loss of investments accounted for under the equity method and not consolidated by the Group corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A. Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of intercompany sales and cost of sales.
-	The elimination of any equity pickup profit or loss of the subsidiaries of the Parent company.

In the segment information of assets and liabilities –

-

The elimination of the assets and liabilities of the investments accounted for under the equity method and not consolidated, corresponding to the associate companies: Sociedad Minera Cerro Verde S.A.A., Tinka Resources Ltd. and Compañía Minera Coimolache S.A.

-	The elimination of any equity pickup investments of the subsidiaries of the Parent company.
-	The elimination of intercompany receivables and payables.

Refer to note 20(a) to the consolidated financial statements for disclosures related to revenues from external customers for each product and service, and revenues from external customers attributed to Peru and foreign countries. Revenue information is based on the locations of customers.

Refer to note 20(d) to the consolidated financial statements for information about major customers (representing more than 10% of the Group’s revenues).

All non-current assets are located in Peru.

													Equity accounted investees
							Construction,						Sociedad	Compañía
					Uchucchacu		development and	Energy		Holding of			Minera	Minera	Tinka	Total	Adjustment
	Colquijirca	Tambomayo	Orcopampa	Julcani	a/ Yumpag	La Zanja	exploration	generation and		investment	Industrial	Other	Cerro Verde	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining projects	transmission	Trading	shares	activities	segments	S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2025
Results:
Continuing operations
Operating income
Sales of goods	532,908	113,790	201,917	92,662	596,655	70,080	—	—	100,409	—	81,107	—	4,728,340	245,238	—	6,763,106	(5,042,772)	1,720,334
Sales of services	—	—	—	—	—	—	—	39,207	—	232	11,454	—	—	—	—	50,893	(39,588)	11,305
Total operating income	532,908	113,790	201,917	92,662	596,655	70,080	—	39,207	100,409	232	92,561	—	4,728,340	245,238	—	6,813,999	(5,082,360)	1,731,639

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(264,840)	(74,082)	(82,604)	(41,118)	(154,197)	(35,417)	64	—	(97,281)	—	(77,069)	—	(3,003,338)	(85,471)	—	(3,915,353)	3,164,368	(750,985)
Unabsorbed cost due to production stoppage	(2,968)	—	—	—	—	—	—	—	—	—	(2,683)	—	—	—	—	(5,651)	2,683	(2,968)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(17,299)	—	—	(9,522)	—	—	—	—	(26,821)	22,122	(4,699)
Depreciation and amortization	(47,372)	(26,052)	(10,510)	(15,988)	(16,061)	(2,538)	(64)	(7,458)	—	—	(3,217)	—	—	(11,651)	—	(140,911)	20,773	(120,138)
Exploration in operating units	(11,160)	(6,099)	(6,724)	(9,415)	(18,574)	(13)	—	—	—	—	—	—	—	(5,449)	—	(57,434)	5,528	(51,906)
Mining royalties	(1,201)	(58)	(16,795)	(63)	(432)	(67)	—	—	—	—	—	—	—	—	—	(18,616)	64	(18,552)
Total operating costs	(327,541)	(106,291)	(116,633)	(66,584)	(189,264)	(38,035)	—	(24,757)	(97,281)	—	(92,491)	—	(3,003,338)	(102,571)	—	(4,164,786)	3,215,538	(949,248)
Gross profit (loss)	205,367	7,499	85,284	26,078	407,391	32,045	—	14,450	3,128	232	70	—	1,725,002	142,667	—	2,649,213	(1,866,822)	782,391

Operating expenses, net
Administrative expenses	(9,944)	(3,363)	(5,832)	(2,556)	(16,457)	(1,927)	(1,559)	(2,368)	(30)	(448)	(1,002)	(24,725)	—	(4,576)	(770)	(75,557)	5,344	(70,213)
Selling expenses	(9,494)	(1,248)	(727)	(1,595)	(13,402)	(138)	—	(641)	—	—	(1,418)	—	(128,103)	(1,127)	—	(157,893)	129,231	(28,662)
Exploration in non-operating areas	(11,958)	(533)	—	—	(277)	(3,216)	(1,220)	—	—	—	—	(7,576)	—	—	—	(24,780)	14	(24,766)
Reversal (provision) of contingencies and others	940	21	(286)	(322)	548	22	63	(239)	—	—	—	(1,479)	—	—	—	(732)	—	(732)
Other, net	(7,602)	(6,290)	(2,759)	(1,805)	(4,731)	(1,084)	(1,518)	620	—	678	(1,497)	6,563	393,430	(291)	14	373,728	(398,540)	(24,812)
Total operating expenses, net	(38,058)	(11,413)	(9,604)	(6,278)	(34,319)	(6,343)	(4,234)	(2,628)	(30)	230	(3,917)	(27,217)	265,327	(5,994)	(756)	114,766	(263,951)	(149,185)

Operating income (loss)	167,309	(3,914)	75,680	19,800	373,072	25,702	(4,234)	11,822	3,098	462	(3,847)	(27,217)	1,990,329	136,673	(756)	2,763,979	(2,130,773)	633,206
Share in the results of associates and joint venture	255	—	—	—	—	—	—	8,489	—	70,431	—	404,778	—	—	—	483,953	(176,033)	307,920
Net gain (loss) from currency exchange difference	(533)	(844)	(1,479)	(1,218)	(3,391)	774	129	567	1	(830)	539	71,250	72,439	2,714	16	140,134	(75,167)	64,967
Finance income	4,606	8	9	9	27	607	70	1,424	119	423	288	40,757	32,567	9,074	11	89,999	(41,653)	48,346
Finance costs	(4,660)	(492)	(1,451)	(985)	(823)	(2,337)	(1,505)	(3,536)	(5)	(4)	(1,710)	(69,621)	—	(3,380)	—	(90,509)	3,380	(87,129)
Profit (loss) before income tax	166,977	(5,242)	72,759	17,606	368,885	24,746	(5,540)	18,766	3,213	70,482	(4,730)	419,947	2,095,335	145,081	(729)	3,387,556	(2,420,246)	967,310

Current income tax	(42,140)	(3,062)	(5,673)	(2,413)	(14,708)	(4,240)	—	(3,403)	(53)	(66)	—	(44,575)	(528,930)	(41,272)	—	(690,535)	570,201	(120,334)
Deferred income tax	(125)	—	—	—	—	1,453	—	2,117	—	—	(5,698)	(5,615)	(199,276)	2,781	—	(204,363)	196,496	(7,867)
Total income tax	(42,265)	(3,062)	(5,673)	(2,413)	(14,708)	(2,787)	—	(1,286)	(53)	(66)	(5,698)	(50,190)	(728,206)	(38,491)	—	(894,898)	766,697	(128,201)
Profit (loss) from continuing operations	124,712	(8,304)	67,086	15,193	354,177	21,959	(5,540)	17,480	3,160	70,416	(10,428)	369,757	1,367,129	106,590	(729)	2,492,658	(1,653,549)	839,109

Discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(8,921)

Profit for the year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	830,188

Total assets	821,145	84,011	59,920	62,079	403,792	83,628	1,150,035	384,686	39,077	313,330	72,588	3,478,866	9,224,620	534,174	55,342	16,767,293	(10,744,457)	6,022,836
Total liabilities	305,602	38,721	74,854	55,651	93,740	79,872	164,310	102,622	35,918	514	18,171	794,264	1,623,615	198,798	252	3,586,904	(1,831,533)	1,755,371

Other segment information
Investment in associates and joint venture	—	—	—	—	—	—	—	—	—	—	—	1,738,408	—	—	—	1,738,408	—	1,738,408
Additions of property, plant and equipment	60,117	3,157	4,607	3,399	41,390	5,634	375,346	767	—	—	1,503	232	—	—	—	496,152	—	496,152

													Equity accounted investees
								Energy						Compañía
					Uchucchacu		Development	generation	Rental of	Holding of			Sociedad	Minera	Tinka	Total	Adjustment
	Colquijirca	Tambomayo	Orcopampa	Julcani	a/ Yumpag	La Zanja	and exploration	and	mining	investment	Industrial	Other	Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining projects	transmission	concessions	shares	activities	segments	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2024
Results:
Continuing operations
Operating income
Sales of goods	437,897	122,403	169,527	47,658	326,390	38,657	—	—	—	—	43,589	—	4,238,322	119,527	—	5,543,970	(4,396,380)	1,147,590
Sales of services	—	—	—	—	—	—	—	50,003	—	474	19,055	—	—	—	—	69,532	(62,517)	7,015
Total operating income	437,897	122,403	169,527	47,658	326,390	38,657	—	50,003	—	474	62,644	—	4,238,322	119,527	—	5,613,502	(4,458,897)	1,154,605

Operating costs
Cost of sales of goods, excluding depreciation and amortization	(245,156)	(76,825)	(81,068)	(35,118)	(127,900)	(23,417)	86	—	—	—	(37,427)	33	(2,014,585)	(74,035)	—	(2,715,412)	2,146,930	(568,482)
Unabsorbed cost due to production stoppage	(2,135)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(2,135)	—	(2,135)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(23,512)	—	—	(11,713)	—	—	—	—	(35,225)	32,175	(3,050)
Depreciation and amortization	(62,085)	(42,472)	(12,459)	(5,765)	(19,596)	(4,492)	(86)	(7,774)	—	—	(4,904)	—	(574,194)	(18,867)	—	(752,694)	601,873	(150,821)
Exploration in operating units	(9,445)	(5,223)	(7,460)	(11,691)	(16,070)	(320)	—	—	—	—	—	—	—	(9,527)	—	(59,736)	8,852	(50,884)
Mining royalties	(2,179)	(503)	(15,836)	(190)	(1,237)	(168)	—	—	—	—	—	—	—	(647)	—	(20,760)	814	(19,946)
Total operating costs	(321,000)	(125,023)	(116,823)	(52,764)	(164,803)	(28,397)	—	(31,286)	—	—	(54,044)	33	(2,588,779)	(103,076)	—	(3,585,962)	2,790,644	(795,318)
Gross profit (loss)	116,897	(2,620)	52,704	(5,106)	161,587	10,260	—	18,717	—	474	8,600	33	1,649,543	16,451	—	2,027,540	(1,668,253)	359,287

Operating expenses, net
Administrative expenses	(8,457)	(6,242)	(8,442)	(2,406)	(16,713)	(1,630)	(1,538)	(2,202)	(58)	(369)	(956)	(12,325)	—	(3,397)	(5,363)	(70,098)	8,758	(61,340)
Selling expenses	(12,503)	(2,923)	(630)	(942)	(7,346)	(97)	—	(706)	—	—	(622)	—	(145,771)	(720)	—	(172,260)	146,492	(25,768)
Exploration in non-operating areas	(9,391)	(414)	—	—	(1,871)	(4,007)	(1,090)	—	—	—	—	(5,167)	—	—	—	(21,940)	80	(21,860)
Reversal (provision) of contingencies and others	(1,656)	506	409	(38)	245	541	41	(102)	—	—	—	(543)	—	121	—	(476)	(120)	(596)
Other, net	(13,610)	(1,738)	277	(411)	(6,750)	(1,323)	2,305	(776)	7,159	139,431	352	65,932	(23,688)	98	—	167,258	28,674	195,932
Total operating expenses, net	(45,617)	(10,811)	(8,386)	(3,797)	(32,435)	(6,516)	(282)	(3,786)	7,101	139,062	(1,226)	47,897	(169,459)	(3,898)	(5,363)	(97,516)	183,884	86,368
Operating income (loss)	71,280	(13,431)	44,318	(8,903)	129,152	3,744	(282)	14,931	7,101	139,536	7,374	47,930	1,480,084	12,553	(5,363)	1,930,024	(1,484,369)	445,655
Share in the results of associates and joint venture	127	—	—	—	—	—	—	7,088	—	23,440	—	327,353	—	—	—	358,008	(168,161)	189,847
Finance costs	(133)	(140)	622	462	827	(276)	41	(19)	91	(17)	(170)	(10,472)	—	(734)	—	(9,918)	(55,479)	(65,397)
Net gain (loss) from currency exchange difference	4,714	2	1	2	5	211	3	1,099	48	525	195	5,723	40,623	8,813	—	61,964	(71,148)	(9,184)
Finance income	(6,715)	(309)	(1,785)	(353)	(738)	(2,499)	(237)	(3,860)	(1)	(15)	(6)	(48,877)	(9,552)	(3,524)	—	(78,471)	90,999	12,528
Profit (loss) before income tax	69,273	(13,878)	43,156	(8,792)	129,246	1,180	(475)	19,239	7,239	163,469	7,393	321,657	1,511,155	17,108	(5,363)	2,261,607	(1,688,158)	573,449

Current income tax	(18,147)	(1,593)	(2,189)	(636)	(4,473)	(637)	—	(3,110)	(2,125)	(43,182)	(716)	(25,219)	(557,978)	(4,911)	—	(664,916)	561,800	(103,116)
Deferred income tax	(15,793)	—	—	—	—	(38)	—	(1,981)	—	—	(1,802)	(33,434)	—	(3,084)	—	(56,132)	3,084	(53,048)
Total income tax	(33,940)	(1,593)	(2,189)	(636)	(4,473)	(675)	—	(5,091)	(2,125)	(43,182)	(2,518)	(58,653)	(557,978)	(7,995)	—	(721,048)	564,884	(156,164)
Profit (loss) from continuing operations	35,333	(15,471)	40,967	(9,428)	124,773	505	(475)	14,148	5,114	120,287	4,875	263,004	953,177	9,113	(5,363)	1,540,559	(1,123,274)	417,285
Discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(1,022)

Profit for the year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	416,263

Total assets	683,780	106,634	39,093	28,822	258,017	42,203	1,018,559	240,566	1,394	33,858	79,127	2,509,638	8,034,461	384,635	52,097	13,512,884	(8,464,981)	5,047,903
Total liabilities	479,355	39,046	60,823	33,914	74,313	64,786	295,453	225,823	(8,765)	(108,872)	82,058	65,274	1,250,976	128,887	323	2,683,394	(1,195,192)	1,488,202

Other segment information
Investment in associates and joint venture	285,443	—	—	—	—	—	160,203	128,076	—	—	64,690	1,007	1,436,122	100,637	8,616	2,184,794	(636,402)	1,548,392
Additions of property, plant and equipment	24,916	1,444	2,427	1,874	29,727	98	291,101	—	—	—	—	26,651	—	—	—	378,238	—	378,238

														Equity accounted investees
							Construction,					Industrial			Compañía
							development	Energy		Rental of	Holding of	activities		Sociedad	Minera	Tinka	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	and exploration	generation and	Insurance	mining	investment	(Temporary	Other	Minera Cerro	Coimolache	Resources	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	mining projects	transmission	brokerage	concessions	in shares	suspension)	segments	Verde S.A.A	S.A.	Ltd.	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)

Year 2023
Results:
Continuing operations
Operating income
Sales of goods	51,698	163,308	37,179	108,063	432,616	16,472	—	—	—	—	—	18,224	—	4,143,228	136,949	—	5,107,737	(4,296,776)	810,961
Sales of services	—	—	—	—	—	—	—	53,025	8,099	—	441	1,508	—	—	—	—	63,073	(50,189)	12,884
Total operating income	51,698	163,308	37,179	108,063	432,616	16,472	—	53,025	8,099	—	441	19,732	—	4,143,228	136,949	—	5,170,810	(4,346,965)	823,845
Cost of sales of goods, excluding depreciation and amortization	(15,544)	(73,774)	(32,213)	(70,260)	(248,972)	(29,008)	—	—	—	—	—	(17,783)	—	(2,142,799)	(83,882)	—	(2,714,235)	2,256,881	(457,354)
Unabsorbed cost due to production stoppage	(18,695)	—	—	—	—	—	—	—	—	—	—	(3,927)	—	—	—	—	(22,622)	2,729	(19,893)
Cost of sales of services, excluding depreciation and amortization	—	—	—	—	—	—	—	(34,852)	—	—	—	(1,612)	—	—	—	—	(36,464)	30,221	(6,243)
Depreciation and amortization	(6,279)	(12,625)	(6,693)	(49,863)	(87,216)	(3,855)	—	(9,037)	—	—	—	(6,082)	—	(409,847)	(34,745)	—	(626,242)	445,203	(181,039)
Exploration in operating units	(24,428)	(6,071)	(6,990)	(3,442)	(7,761)	(537)	—	—	—	—	—	—	—	(9,177)	(11,435)	—	(69,841)	20,612	(49,229)
Mining royalties	(268)	(14,307)	(367)	(1,047)	(2,670)	(181)	—	—	—	—	—	—	—	—	(686)	—	(19,526)	687	(18,839)
Total operating costs	(65,214)	(106,777)	(46,263)	(124,612)	(346,619)	(33,581)	—	(43,889)	—	—	—	(29,404)	—	(2,561,823)	(130,748)	—	(3,488,930)	2,756,333	(732,597)
Gross profit (loss)	(13,516)	56,531	(9,084)	(16,549)	85,997	(17,109)	—	9,136	8,099	—	441	(9,672)	—	1,581,405	6,201	—	1,681,880	(1,590,632)	91,248
Operating expenses, net
Administrative expenses	(4,512)	(15,975)	(3,993)	(11,183)	(9,781)	(2,413)	(1,682)	(2,377)	(11,440)	(186)	(365)	(536)	(5,140)	—	(3,772)	(297)	(73,652)	4,469	(69,183)
Selling expenses	(3,343)	(671)	(239)	(2,758)	(11,457)	(61)	—	(748)	—	—	—	(115)	—	(158,244)	(823)	—	(178,459)	159,067	(19,392)
Exploration in non-operating areas	(476)	—	—	—	(4,095)	(3,958)	(1,149)	—	—	—	—	—	(3,828)	—	—	—	(13,506)	54	(13,452)
Reversal (provision) of contingencies and others	1,122	(183)	1,409	(1,184)	1,063	2,085	(194)	83	—	—	127	200	2,398	—	—	—	6,926	1	6,927
Others, net	(2,435)	(899)	(1,074)	99	(10,511)	7,246	(3,750)	56	—	8,551	349	(272)	18,437	(82,042)	1,345	—	(64,900)	89,873	24,973
Total operating expenses, net	(9,644)	(17,728)	(3,897)	(15,026)	(34,781)	2,899	(6,775)	(2,986)	(11,440)	8,365	111	(723)	11,867	(240,286)	(3,250)	(297)	(323,591)	253,464	(70,127)
Operating income (loss)	(23,160)	38,803	(12,981)	(31,575)	51,216	(14,210)	(6,775)	6,150	(3,341)	8,365	552	(10,395)	11,867	1,341,119	2,951	(297)	1,358,289	(1,337,168)	21,121

Share in the results of associates and joint venture	—	—	—	—	(158)	—	—	1,962	—	—	21,517	—	152,371	—	—	—	175,692	(23,467)	152,225
Net gain (loss) from currency exchange difference	112	76	77	143	381	92	307	24	—	10	343	301	17,507	20,476	647	126	40,622	(21,247)	19,375
Finance income	28	4	—	8	2,866	838	13	1,142	5	56	328	308	3,572	36,285	6,298	77	51,828	(42,771)	9,057
Finance costs	(917)	(1,791)	(1,103)	(805)	(7,397)	(2,996)	(517)	(4,178)	(27)	(1)	(2)	(6)	(98,961)	(67,118)	(5,437)	—	(191,256)	72,002	(119,254)
Profit (loss) before income tax	(23,937)	37,092	(14,007)	(32,229)	46,908	(16,276)	(6,972)	5,100	(3,363)	8,430	22,738	(9,792)	86,356	1,330,762	4,459	(94)	1,435,175	(1,352,651)	82,524
Current income tax	(538)	(678)	(134)	—	(17,861)	579	—	(1,912)	(8)	(2,529)	(76)	—	(45,126)	(582,438)	(2,756)	—	(653,477)	584,171	(69,306)
Deferred income tax	—	—	—	—	2,408	—	—	1,411	978	—	—	3,815	18,853	30,640	2,475	—	60,580	(34,268)	26,312
Total income tax	(538)	(678)	(134)	—	(15,453)	579	—	(501)	970	(2,529)	(76)	3,815	(26,273)	(551,798)	(281)	—	(592,897)	549,903	(42,994)
Profit (loss) from continuing operations	(24,475)	36,414	(14,141)	(32,229)	31,455	(15,697)	(6,972)	4,599	(2,393)	5,901	22,662	(5,977)	60,083	778,964	4,178	(94)	842,278	(802,748)	39,530
Discontinued operations loss	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	(6,848)
Profit for the year	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	32,682
Total assets	222,041	49,707	31,371	143,451	683,311	44,341	694,950	367,130	—	4,854	232,177	65,318	2,917,237	7,930,910	380,331	76,379	13,843,508	(9,309,709)	4,533,799
Total liabilities	62,003	56,185	33,413	30,915	284,819	61,656	59,476	116,398	—	90	402	5,346	695,958	1,250,536	128,955	475	2,786,627	(1,422,039)	1,364,588
Investments in associates and joint venture	—	—	—	—	272,663	—	131,392	119,865	—	1,589	5,402	59,815	1,223	1,416,051	99,059	9,221	2,116,280	(589,157)	1,527,123
Acquisition of long-lived assets	14,353	3,624	828	333	61,772	2,827	150,198	1,168	—	—	—	157	5,898	—	8,929	—	250,087	(11,418)	238,669

Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Uchucchacua						Energy	Holding of		Industrial	Total	Adjustments
	(Temporary	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	investment		activities	operating	and
	suspension)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	in shares	Trading	(Operation)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2025
Revenues by type of customers:
Sales by customers -
External	526,819	201,529	81,480	104,182	500,642	885	—	—	96,470	81,107	1,593,114	—	1,593,114
Inter-segment	—	—	—	—	—	66,644	—	—	—	—	66,644	(66,644)	—
	526,819	201,529	81,480	104,182	500,642	67,529	—	—	96,470	81,107	1,659,758	(66,644)	1,593,114
Services -
External	—	—	—	—	—	—	11,305	—	—	—	11,305	—	11,305
Inter-segment	—	—	—	—	—	—	27,902	232	—	11,454	39,588	(39,588)	—
	—	—	—	—	—	—	39,207	232	—	11,454	50,893	(39,588)	11,305
	526,819	201,529	81,480	104,182	500,642	67,529	39,207	232	96,470	92,561	1,710,651	(106,232)	1,604,419

Revenues by geographic region:
Metal and concentrates sales -
Peru	453,552	13,705	81,376	91,070	451,799	67,529	—	—	—	3,123	1,162,154	(66,644)	1,095,510
America - other than Peru	—	187,824	—	13,112	—	—	—	—	—	77,451	278,387	—	278,387
Europe	69,449	—	104	—	31,282	—	—	—	24,166	533	125,534	—	125,534
Asia	3,818	—	—	—	17,561	—	—	—	72,304	—	93,683	—	93,683
	526,819	201,529	81,480	104,182	500,642	67,529	—	—	96,470	81,107	1,659,758	(66,644)	1,593,114
Services -
Peru	—	—	—	—	—	—	39,207	232	—	11,454	50,893	(39,588)	11,305
	526,819	201,529	81,480	104,182	500,642	67,529	39,207	232	96,470	92,561	1,710,651	(106,232)	1,604,419

Revenues by type of good or services:
Sales by metal -
Silver	453,456	774	53,902	45,751	65,496	1,933	—	—	3,638	3,759	628,709	(1,910)	626,799
Gold	42	200,763	27,279	49,784	40,890	68,331	—	—	—	68,339	455,428	(67,424)	388,004
Copper	—	—	583	4,107	492,629	—	—	—	91,122	—	588,441	—	588,441
Zinc	62,543	—	6	5,629	10	—	—	—	—	—	68,188	—	68,188
Lead	29,332	—	1,158	3,814	—	—	—	—	—	—	34,304	—	34,304
Antimony	—	—	309	—	—	—	—	—	—	—	309	—	309
Manganese sulfate	—	—	—	—	—	—	—	—	—	9,114	9,114	—	9,114
	545,373	201,537	83,237	109,085	599,025	70,264	—	—	94,760	81,212	1,784,493	(69,334)	1,715,159
Commercial deductions	(18,554)	(8)	(1,757)	(4,903)	(98,383)	(2,735)	—	—	1,710	(105)	(124,735)	2,690	(122,045)
	526,819	201,529	81,480	104,182	500,642	67,529	—	—	96,470	81,107	1,659,758	(66,644)	1,593,114
Services -	—	—	—	—	—	—	39,207	232	—	11,454	50,893	(39,588)	11,305
	526,819	201,529	81,480	104,182	500,642	67,529	39,207	232	96,470	92,561	1,710,651	(106,232)	1,604,419

									Industrial
	Uchucchacua						Energy	Holding of	activities	Total	Adjustments
	/Yumpag	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	investment	(Temporary	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	in shares	suspension)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2024
Revenues by type of customers:
Sales by customers -
External	328,590	169,779	48,619	121,818	441,456	126	—	—	43,589	1,153,977	—	1,153,977
Inter-segment	—	—	—	—	—	38,852	—	—	—	38,852	(38,852)	—
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977
Services -
External	—	—	—	—	—	—	6,784	231	—	7,015	—	7,015
Inter-segment	—	—	—	—	—	—	43,219	243	19,055	62,517	(62,517)	—
	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

Revenues by geographic region:
Metal and concentrates sales -
Peru	282,474	23,686	45,146	105,445	336,822	38,978	—	—	1,154	833,705	(40,822)	792,883
America - other than Peru	—	146,093	—	16,373	8	—	—	—	42,435	204,909	1,812	206,721
Europe	36,362	—	3,473	—	56,036	—	—	—	—	95,871	158	96,029
Asia	9,754	—	—	—	48,590	—	—	—	—	58,344	—	58,344
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977

Services -
Peru	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

Revenues by type of good or services:
Sales by metal -
Silver	288,883	761	39,038	36,616	48,407	731	—	—	1,673	416,109	(710)	415,400
Gold	—	169,679	10,038	73,700	34,895	39,987	—	—	38,316	366,615	(39,873)	326,742
Copper	—	6	737	1,502	481,301	—	—	—	—	483,547	—	483,546
Zinc	48,589	—	—	10,789	3,747	—	—	—	—	63,125	—	63,125
Lead	25,086	—	1,373	7,381	(61)	—	—	—	—	33,779	—	33,779
Manganese sulfate	—	—	—	—	—	—	—	—	3,658	3,658	—	3,658
	362,558	170,446	51,186	129,989	568,289	40,718	—	—	43,647	1,366,833	(40,583)	1,326,250
Commercial deductions	(33,968)	(667)	(2,567)	(8,171)	(126,833)	(1,740)	—	—	(58)	(174,004)	1,731	(172,273)
	328,590	169,779	48,619	121,818	441,456	38,978	—	—	43,589	1,192,829	(38,852)	1,153,977
Services -	—	—	—	—	—	—	50,003	474	19,055	69,532	(62,517)	7,015
	328,590	169,779	48,619	121,818	441,456	38,978	50,003	474	62,644	1,262,361	(101,369)	1,160,992

							Energy		Rental of	Holding of	Industrial	Total	Adjustments
	Uchucchacua	Orcopampa	Julcani	Tambomayo	Colquijirca	La Zanja	generation and	Insurance	mining	investment	activities	operating	and
	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	(Operation)	transmission	brokerage	concessions	in shares	(Operation)	segments	eliminations	Total
	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)	US$(000)
Year 2023
Revenues by type of customers:
Sales by customers -
External	51,919	163,415	40,386	107,786	432,154	623	—	—	—	—	18,224	814,507	(750)	813,757
Inter-segment	—	—	—	—	—	16,600	—	—	—	—	—	16,600	(16,600)	—
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -
External	—	—	—	—	—	—	4,785	8,099	—	—	—	12,884	—	12,884
Inter-segment	—	—	—	—	—	—	48,240	—	—	441	1,508	50,189	(50,189)	—
	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641
Revenues by geographic region:
Metal and concentrates sales -
Peru	48,924	32,703	40,386	93,313	315,934	17,223	—	—	—	—	—	548,483	(18,380)	530,103
America - other than Peru	—	130,712	—	14,473	2,834	—	—	—	—	—	18,224	166,243	2,996	169,239
Europe	2,995	—	—	—	54,078	—	—	—	—	—	—	57,073	(1,966)	55,107
Asia	—	—	—	—	59,308	—	—	—	—	—	—	59,308	—	59,308
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757

Services -
	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641

Revenues by type of good or services:
Sales by metal -
Silver	58,440	607	39,986	33,372	63,093	744	—	—	—	—	18,226	214,468	(18,128)	196,340
Gold	—	163,855	671	71,368	26,448	17,414	—	—	—	—	—	279,756	(25)	279,731
Copper	—	—	535	—	466,023	—	—	—	—	—	—	466,558	—	466,558
Zinc	5,326	—	—	7,839	33,455	—	—	—	—	—	—	46,620	—	46,620
Lead	3,636	—	1,009	6,936	9,820	—	—	—	—	—	—	21,401	—	21,401
	67,402	164,462	42,201	119,515	598,839	18,158	—	—	—	—	18,226	1,028,803	(18,153)	1,010,650
Commercial deductions	(15,483)	(1,047)	(1,815)	(11,729)	(166,685)	(935)	—	—	—	—	(2)	(197,696)	803	(196,893)
	51,919	163,415	40,386	107,786	432,154	17,223	—	—	—	—	18,224	831,107	(17,350)	813,757
Services -	—	—	—	—	—	—	53,025	8,099	—	441	1,508	63,073	(50,189)	12,884
	51,919	163,415	40,386	107,786	432,154	17,223	53,025	8,099	—	441	19,732	894,180	(67,539)	826,641